Label	Element	Value
Royce ISI Prospectus | Royce European Smaller-Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000709364_SupplementTextBlock

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2014

Effective February 1, 2015, the holding period for imposition of the early redemption fee for Investment Class and Service Class shares of each Fund has been reduced from 180 days to 30 days. The new 30-day holding period will apply to all Investment Class and Service Class shares of each Fund, including those purchased prior to February 1, 2015.

Risk/Return [Heading]	rr_RiskReturnHeading	Royce European Smaller-Companies Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The language in each Fund’s “Shareholder Fees” table that states “Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)” is deleted in its entirety and replaced with the following:

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)

The amount of any applicable early redemption fee remains the same.